Cash, Cash Equivalents and Short-Term Investments - Schedule of cash, cash equivalents and short-term investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure Of Short Term Investments [Line Items]
Cash and cash equivalents	$ 184,173	$ 113,568	$ 99,042
Short-term investments	$ 0	25,937
Operating cash
Disclosure Of Short Term Investments [Line Items]
Interest rate	0.00%
Cash and cash equivalents	$ 70,318	5,993
High interest savings accounts
Disclosure Of Short Term Investments [Line Items]
Interest rate	0.70%
Cash and cash equivalents	$ 113,855	107,575
Term deposits & GIC
Disclosure Of Short Term Investments [Line Items]
Maturity date	maturity of 3 to 12 months
Short-term investments	$ 0	$ 25,937
Term deposits & GIC | Minimum
Disclosure Of Short Term Investments [Line Items]
Interest rate	2.85%
Term deposits & GIC | Maximum
Disclosure Of Short Term Investments [Line Items]
Interest rate	4.25%